January 25, 2010

U.S. Securities & Exchange Commission
100 F Street, N.E.

Washington, DC 20549

Re:	Vanguard Horizon Funds (the Trust) File No. 33-56443

Commissioners:

Enclosed is the 38th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(b) under the Securities Act of 1933. This Amendment follows a 485 (a) filing we made on November 17, 2009, to implement the changes required by the new Form N-1A. The purposes of this Amendment are to: 1) address comments of the Commission’s Staff regarding the prior Amendment, and 2) make a number of non-material editorial changes.

This Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b). Pursuant to Rule 485(d)(2), this Amendment designates an effective date of January 26, 2010, so both this Amendment and the preceding 485(a) filing will go effective concurrently.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-1538.

Sincerely,

Judith L. Gaines

Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc:	Christian Sandoe, Esq.
U.S. Securities and Exchange Commission